Schedule of Investments

The Korea Fund, Inc.

March 31, 2019 (unaudited)

Shares		Value*
COMMON STOCK—98.3%
Aerospace & Defense—1.7%
98,980	Hanwha Aerospace Co., Ltd. (e)	$3,004,779

Airlines—2.2%
86,888	Jeju Air Co., Ltd.	3,033,496
41,472	Jin Air Co., Ltd.	845,725

		3,879,221

Auto Components—2.4%
22,544	Hyundai Mobis Co., Ltd.	4,145,711

Automobiles—2.7%
44,474	Hyundai Motor Co.	4,689,204

Banks—7.8%
95,667	Hana Financial Group, Inc.	3,071,670
119,646	KB Financial Group, Inc.	4,427,162
130,241	Shinhan Financial Group Co., Ltd.	4,836,130
107,130	Woori Financial Group, Inc.	1,297,716

		13,632,678

Biotechnology—0.9%
10,382	Celltrion, Inc. (e)	1,660,108

Chemicals—4.7%
22,566	LG Chem Ltd.	7,289,020
3,714	Lotte Chemical Corp.	952,857

		8,241,877

Construction & Engineering—0.6%
23,506	Hyundai Engineering & Construction Co., Ltd.	1,108,030

Electric Utilities—2.8%
186,744	Korea Electric Power Corp.	4,911,581

Electronic Equipment, Instruments & Components—3.8%
58,860	Samsung Electro-Mechanics Co., Ltd.	5,444,227
6,610	Samsung SDI Co., Ltd.	1,252,644

		6,696,871

Entertainment—0.8%
3,271	NCSoft Corp.	1,430,032

Food & Staples Retailing—2.3%
5,870	BGF retail Co., Ltd.	1,129,940
5,813	E-MART, Inc.	881,850
60,132	GS Retail Co., Ltd.	2,076,226

		4,088,016

Hotels, Restaurants & Leisure—5.0%
23,940	Hana Tour Service, Inc.	1,531,055
207,145	Kangwon Land, Inc.	5,842,985
64,863	Modetour Network, Inc.	1,323,143

		8,697,183

Household Durables—1.1%
29,174	LG Electronics, Inc.	1,934,444

Industrial Conglomerates—4.6%
63,169	LG Corp.	4,315,074
10,456	Samsung C&T Corp.	987,305
11,244	SK Holdings Co., Ltd.	2,683,588

		7,985,967

Insurance—4.4%
67,718	DB Insurance Co., Ltd.	4,098,517
105,863	Hyundai Marine & Fire Insurance Co., Ltd.	3,537,434

		7,635,951

Interactive Media & Services—4.5%
82,950	AfreecaTV Co., Ltd. (d)	4,009,786
35,834	NAVER Corp.	3,921,754

		7,931,540

IT Services—0.5%
4,627	Samsung SDS Co., Ltd.	960,028

Life Sciences Tools & Services—0.3%
1,654	Samsung Biologics Co., Ltd. (a)(e)	466,871

Machinery—3.2%
47,089	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (e)	1,162,249
36,295	Hyundai Heavy Industries Co., Ltd. (e)	3,813,137
2,129	Hyundai Heavy Industries Holdings Co., Ltd. (e)	625,180

		5,600,566

Marine—1.5%
730,797	Pan Ocean Co., Ltd. (e)	2,652,519

Metals & Mining—4.2%
6,906	Korea Zinc Co., Ltd.	2,832,957
20,144	POSCO	4,498,150

		7,331,107

Oil, Gas & Consumable Fuels—2.0%
11,669	S-Oil Corp.	921,057
16,296	SK Innovation Co., Ltd.	2,577,923

		3,498,980

Personal Products—2.1%
2,937	LG Household & Health Care Ltd.	3,670,201

Pharmaceuticals—0.7%
2,918	Hanmi Pharm Co., Ltd.	1,173,995

Road & Rail—1.9%
22,573	CJ Logistics Corp. (e)	3,295,072

Semiconductors & Semiconductor Equipment—2.9%
78,561	SK Hynix, Inc.	5,150,954

Specialty Retail—0.6%
21,692	LOTTE Himart Co., Ltd.	979,704

Technology Hardware, Storage & Peripherals—22.4%
996,216	Samsung Electronics Co., Ltd.	39,293,679

Textiles, Apparel & Luxury Goods—3.7%
93,874	Fila Korea Ltd.	6,456,709

	Total Common Stock (cost-$127,334,706)	172,203,578

SHORT-TERM INVESTMENTS—0.2%
Collateral Invested for Securities on Loan (c)- 0.2%
353,850	BlackRock T-Fund, Institutional Class (cost—$353,850)	353,850

	Total Investments (cost-$127,688,556) (b)(f)—98.5%	172,557,428

	Other assets less liabilities—1.5%	2,590,677

	Net Assets—100.0%	$175,148,105

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), are fair-valued, in good faith, pursuant to procedures established by the Board of Directors (the “Board”) of The Korea Fund Inc. (the “Fund”), or persons acting at their discretion pursuant to procedures established by the Board. The Fund’s investments are valued daily and the Fund’s NAV is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. In unusual circumstances, the Board may determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term investments having a remaining maturity of 60 days or less shall be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $466,871, representing 0.3% of net assets.

(b)	Securities with an aggregate value of $165,677,405, representing 94.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(c)	Purchased with cash collateral received from securities on loan.

(d)

A portion of security on loan with an aggregate value of $336,808, cash collateral (included in liabilities) of $353,850 was received with which the Fund invested in the BlackRock T-Fund Institutional Class.

(e)	Non-income producing.

(f)

At March 31, 2019, the cost basis of portfolio securities for federal income tax purposes was $128,120,372. Gross unrealized appreciation was $54,938,273; gross unrealized depreciation was $10,501,217; and net unrealized appreciation was $44,437,056. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/19
Investments in Securities—Assets
Common Stock:
Banks	$1,297,716	$12,334,962	—	$13,632,678
Food & Staples Retailing	1,129,940	2,958,076	—	4,088,016
Insurance	4,098,517	3,537,434	—	7,635,951
All Other	—	146,846,933	—	146,846,933
Collateral Invested for Securities on Loan	353,850	—	—	353,850

Totals	$6,880,023	$165,677,405	—	$172,557,428

Securities Lending Transactions Accounted for as Secured Borrowings:

	Remaining Contractual Maturity of the Agreements As of March 31, 2019
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Securities Lending Transactions
Common Stock	$353,850	—	—	—	$353,850

Gross amount of recognized liabilities for securities lending transactions					$353,850